Short-Term and Long-Term Debts (Details) - Schedule of Future Maturities of Long-Term Debts	Dec. 31, 2023 CNY (¥)
Schedule of Future Maturities of Long Term Debts [Abstract]
2024	¥ 3,410,000
2025	4,630,000
2026	5,850,000
2027	7,070,000
2028	8,290,000
Thereafter	94,420,783
Total	¥ 123,670,783